Artisan Value Fund Expense Example - Artisan Value Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,319
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	1,171
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,036